INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net mainly consist of the following:

	September 30, 2022	September 30, 2021

Land use rights	$430,985	$474,731
Less: accumulated amortization	(64,818)	(63,675)
Land use rights, net	$366,167	$411,056

SCHEDULE OF AMORTIZATION EXPENSES
Years ending September 30,	Amortization expense

2023	$8,934
2024	8,934
2025	8,934
2026	8,934
2027	8,934
Thereafter	321,497
Total	$366,167